Cover	Apr. 23, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 23, 2021
Entity File Number	1-10499
Entity Registrant Name	NorthWestern Corporation
Entity Central Index Key	0000073088
Entity Tax Identification Number	46-0172280
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3010 W. 69th Street
Entity Address, City or Town	Sioux Falls
Entity Address, State or Province	SD
Entity Address, Postal Zip Code	57108
City Area Code	605
Local Phone Number	978-2900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NWE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false